Scedule III Reinsurance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Life insurance in force, Direct amount	$ 71,620	$ 77,593	$ 84,046
Life insurance in force, Ceded to other companies	61,791	67,376	73,019
Life insurance in force, Assumed from other companies	0	0	0
Life insurance in force, Net amount	$ 9,829	$ 10,217	$ 11,027
Life insurance in force, Percentage of amount assumed to net	0.00%	0.00%	0.00%
Premiums and policy fees, Direct amount	$ 70,217	$ 63,158	$ 52,282
Premiums and policy fees, Ceded to other companies	1,347	1,442	1,549
Premiums and policy fees, Assumed from other companies	0	0	0
Premiums and policy fees, Net amount	$ 68,870	$ 61,716	$ 50,733
Premiums and policy fees, Percentage of amount assumed to net	0.00%	0.00%	0.00%
Life
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and policy fees, Direct amount	$ 1,144	$ 902	$ 1,389
Premiums and policy fees, Ceded to other companies	842	916	975
Premiums and policy fees, Assumed from other companies	0	0	0
Premiums and policy fees, Net amount	$ 302	$ (14)	$ 414
Premiums and policy fees, Percentage of amount assumed to net	0.00%	0.00%	0.00%
Annuity
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and policy fees, Direct amount	$ 65,603	$ 58,727	$ 47,280
Premiums and policy fees, Ceded to other companies	0	0	0
Premiums and policy fees, Assumed from other companies	0	0	0
Premiums and policy fees, Net amount	$ 65,603	$ 58,727	$ 47,280
Premiums and policy fees, Percentage of amount assumed to net	0.00%	0.00%	0.00%
Accident and health
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Premiums and policy fees, Direct amount	$ 3,470	$ 3,529	$ 3,613
Premiums and policy fees, Ceded to other companies	505	526	574
Premiums and policy fees, Assumed from other companies	0	0	0
Premiums and policy fees, Net amount	$ 2,965	$ 3,003	$ 3,039
Premiums and policy fees, Percentage of amount assumed to net	0.00%	0.00%	0.00%